Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Property, Plant, and Equipment Useful Life	The following table summarizes the estimated useful lives used to depreciate property, plant and equipment and assets:
Asset Classification	Useful Life
Furniture and Equipment	4 – 7
Demonstration Plant	7